Accounting information and policies	12 Months Ended
Dec. 31, 2023
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Accounting information and policies
1. Accounting information and policies
Basis of consolidation
Group companies included in the consolidated financial statements for 2023 are PLC and all subsidiary undertakings, which are those entities controlled by PLC. Control exists when the Group has the power to direct the activities of an entity so as to affect the return on investment.
The net assets and results of acquired businesses are included in the consolidated financial statements from their respective dates of acquisition, being the date on which the Group obtains control.
The results of disposed businesses are included in the consolidated financial statements up to their date of disposal, being the date control ceases.
Intra-group transactions and balances are eliminated.
Company legislation and accounting standards
The consolidated financial statements have been prepared in accordance with international financial reporting standards (IFRS) as issued by the International Accounting Standards Board (IASB), and UK-adopted international accounting standards.
These financial statements are prepared under the historical cost convention unless otherwise indicated.
Going concern
These financial statements have been prepared on a going concern basis. The Group has considerable financial resources together with established business relationships with many customers and suppliers in countries throughout the world. The Directors also consider the Group's overall financial position, exposure to principal risks and future business forecasts. We describe in notes 15 to 18 on pages 203 to 218 the Group’s objectives, policies and processes for managing its capital; its financial risk management objectives; details of its financial instruments and hedging activities and its exposures to credit and liquidity risk. As a consequence, the Group is well placed to manage its business risks successfully for at least twelve months from the date of approval of the financial statements.
Accounting policies
The accounting policies adopted are the same as those which were applied for the previous financial year except as set out below under the heading ‘Recent accounting developments’.
Accounting policies are included in the relevant notes to the consolidated financial statements. These are presented as text highlighted in grey on pages 177 to 226. The accounting policies below are applied throughout the financial statements.
Foreign currencies
The consolidated financial statements are presented in euros. As at 31 December 2023, the functional currency of PLC was the pound sterling. Items included in the financial statements of individual group companies are recorded in their respective functional currency which is the currency of the primary economic environment in which each entity operates.
Foreign currency transactions in individual group companies are translated into functional currency using exchange rates at the date of the transaction. Foreign exchange gains and losses from settlement of these transactions, and from translation of monetary assets and liabilities at year-end exchange rates, are recognised in the income statement except when deferred in equity as qualifying hedges.

In preparing the consolidated financial statements, the balances in individual group companies are translated from their functional currency into euros. Apart from the financial statements of group companies in hyperinflationary economies (see below), the income statement, the cash flow statement and all other movements in assets and liabilities are translated at average rates of exchange as a proxy for the transaction rate, or at the transaction rate itself if more appropriate. Assets and liabilities are translated at year-end exchange rates.
The financial statements of group companies whose functional currency is the currency of a hyperinflationary economy are adjusted for inflation and then translated into euros using the balance sheet exchange rate. Amounts shown for prior years for comparative purposes are not modified. To determine the existence of hyperinflation, the Group assesses the qualitative and quantitative characteristics of the economic environment of the country, such as the cumulative inflation rate over the previous three years.
As at 31 December 2023, the ordinary share capital of PLC was translated to euro using the historical rate at the date the shares were issued (see note 15B on page 204).
The effect of exchange rate changes during the year on net assets of foreign operations is recorded in equity. For this purpose, net assets include loans between group companies and any related foreign exchange contracts where settlement is neither planned nor likely to occur in the foreseeable future.
The Group applies hedge accounting to certain exchange differences arising between the functional currencies of a foreign operation and the functional currency of the parent entity, regardless of whether the net investment is held directly or through an intermediate parent. Differences arising on retranslation of a financial liability designated as a foreign currency net investment hedge are recorded in equity to the extent that the hedge is effective. These differences are reported within profit or loss to the extent that the hedge is ineffective.
Cumulative exchange differences arising since the date of transition to IFRS of 1 January 2004 are reported as a separate component of other reserves. In the event of disposal or part disposal of an interest in a group company either through sale or as a result of a repayment of capital, the cumulative exchange difference is recognised in the income statement as part of the profit or loss on disposal of group companies.
Hyperinflationary economies
The Argentinian economy was designated as hyperinflationary from 1 July 2018 and the Turkish economy was designated as hyperinflationary from 1 July 2022. As a result, application of IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ has been applied to all Unilever entities whose functional currency is the Argentinian peso or the Turkish lira. The application of IAS 29 includes:
■adjustment of historical cost non-monetary assets and liabilities for the change in purchasing power caused by inflation from the date of initial recognition to the balance sheet date;
■adjustment of the income statement for inflation during the reporting period;
■translation of income statement at the period-end foreign exchange rate instead of an average rate; and
■adjustment of the income statement to reflect the impact of inflation and exchange rate movement on holding monetary assets and liabilities in local currency.
The main effects on the Group consolidated financial statements for 2023 are:

€ million	Argentina	Turkey	Total
Total assets increase/(reduction)	(205)	8	(197)
Turnover increase/(reduction)	(440)	12	(428)
Operating profit increase/(reduction)	(112)	(12)	(124)
Net monetary gain/(loss)	(203)	61	(142)
Climate change
In preparing these consolidated financial statements we have considered the impact of both physical and transition climate change risks as well as our plans to mitigate against those risks on the current valuation of our assets and liabilities. Where possible we have performed quantitative assessments of these risks and opportunities based on various scenarios for the years 2030, 2039 and 2050. These potential financial impacts are based on high-level quantitative assessments and do not include any assumptions on the impact of actions that we would undertake to mitigate against these climate-related risks. Therefore, these quantifications do not represent any type of financial forecast and thus are not directly incorporated into any projections of long-term cash flows.
To determine if there is a material impact on the financial reporting judgements and estimates as of the reporting period, we have reviewed each balance sheet line item and identified those line items that have the potential to be significantly impacted by climate-related risks and our plans to mitigate against these risks. Those line items that have the potential to be significantly impacted have then been reviewed in detail to confirm:
■that the growth rates and projected cash flows, used in assessing whether our goodwill and indefinite-life intangibles are impaired, are consistent with our climate-related risk assumptions and the actions we are taking to mitigate against those risks and
■that the useful lives of our property, plant and equipment are appropriate given the potential physical and obsolescence risks associated with climate change and the actions we are taking to mitigate against those risks.
In addition it should be noted that climate-related risks could affect the financial position of our defined benefit pension plan assets. The Trustees operate diversified investment strategies and are continuously assessing investment risks. The Trustees consider climate risk as one of the key investment risks and are continually evolving their investments to lower the overall climate risk.
Based on these reviews, we do not believe that there is a material impact on the financial reporting judgements and estimates arising from our considerations and as a result the valuations of our assets or liabilities have not been significantly impacted by these risks as at 31 December 2023. We have not identified any significant impact from climate-related risks on the Group’s going concern assessment nor the viability of the Group over the next three years.
For many years Unilever has placed sustainability at the centre of its strategy and has been working on becoming a more sustainable business. This has included implementing hundreds of actions to help mitigate and adapt against climate-related risks. The costs and benefits of such actions are embedded into the cost structures of the business and are not separately identifiable. None of these actions have significantly impacted the value of the Group's assets or their useful lives and whilst there is still much to do, our aim is to continue to reduce our exposure to climate-related risks without impacting the value of the Group’s assets. However we recognise that the climate emergency is deepening and government policies are likely to evolve as a result of commitments to limit global warning to 1.5°C and thus we will continue to carefully monitor potential implications on the valuations of our assets and liabilities that could arise in future years.

Critical accounting estimates and judgements
The preparation of financial statements requires management to make estimates and judgements in the application of accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and judgements are continuously evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable. Revisions to accounting estimates are recognised in the period in which the estimate is revised and in any future period affected.
The following estimates are those that management believe have the most significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year:
■Measurement of defined benefit obligations – the valuations of the Group’s defined benefit pension plan obligations are dependent on a number of assumptions. These include discount rates, inflation, and life expectancy of scheme members. Details of these assumptions and sensitivities are in note 4B.
■Impairment risk in Russia – in 2023 the Russian business contributed approximately 1% of the Group's turnover and net profit, and as at 31 December 2023 had approximately €600 million of net assets. While the potential impacts of the war remain uncertain, there is a risk that the operations in Russia are unable to continue, leading to a loss of turnover, profit and a write-down of assets.
The following judgements are those that management believe have the most significant effect on the amounts recognised in the Group’s financial statements:
■Utilisation of tax losses and recognition of other deferred tax assets
– the Group operates in many countries and is subject to taxes in numerous jurisdictions. Management uses judgement to assess the recoverability of tax assets such as whether there will be sufficient future taxable profits to utilise losses – see note 6B.
■Likelihood of occurrence of provisions and contingent liabilities – events can occur where there is uncertainty over future obligations. Judgement is required to determine if an outflow of economic resources is probable, or possible but not probable. Where it is probable, a liability is recognised and further judgement is used to determine the level of the provision. Where it is possible but not probable, further judgement is used to determine if the likelihood is remote, in which case no disclosures are provided; if the likelihood is not remote then judgement is used to determine the contingent liability disclosed. Unilever does not have provisions and contingent liabilities for the same matters. External advice is obtained for any material cases. See notes 6A, 19 and 20.
■Recognition of pension surplus – where there is an accounting surplus on a defined benefit plan, management uses judgement to determine whether the Group can realise the surplus through refunds, reductions in future contributions or a combination of both.

Accounting developments adopted by the Group
Recent accounting developments adopted by the Group
The Group applied for the first-time amendments to the following standards from 1 January 2023.

Applicable standard	Key requirements	Impact on Group
IFRS 17 ‘Insurance Contracts’	The standard introduces a new model for accounting for insurance contracts.	We have reviewed existing arrangements and concluded that IFRS 17 has no impact to the consolidated Group financial statements.
IAS 12 ‘Income Taxes’	As of 23 May 2023, amendments to IAS 12 came into effect relating to International Tax Reform – Pillar Two Model Rules, whereby an entity shall disclose qualitative and quantitative information about its exposure to Pillar Two income taxes at the end of the reporting period. The amendments also provide a temporary mandatory exemption from deferred tax accounting for the top-up tax, which is effective immediately.	As of 31 December 2023, we have applied the exemption to not recognise any deferred tax relating to top-up tax arising from the Pillar Two legislation.

We have disclosed the Group's potential exposure to Pillar Two legislation in note 6.
All other standards or amendments to standards that have been issued by the IASB and were effective by 1 January 2023 were not applicable or material to Unilever.
New standards, amendments and interpretations of existing standards that are not yet effective and have not been early adopted by the Group
The following standards have been released but are not yet adopted by the Group. Based on initial review the Group does not currently believe adoption of the following standards/amendments will have a material impact on the consolidation results or financial position of the Group.

Applicable standard	Key requirements or changes in accounting policy
Amendments to IAS 7 and IFRS 7 – 'Supplier Finance Arrangements' Effective from the year ended 31 December 2024.	The amendments introduce additional disclosure requirements for companies that enter into supplier finance arrangements. The amendments require qualitative and quantitative information to be disclosed about those arrangements.
Amendments to IAS 21 ‘The Effects of Changes in Foreign Exchange Rates’ Effective from the year ended 31 December 2025	In August 2023, the International Accounting Standards Board (IASB) amended IAS 21 to clarify whether a currency is exchangeable, and how to determine a spot rate if it is not.
All other new standards or amendments that are not yet effective that have been issued by the IASB are not applicable or material to Unilever.